Long-Term Debt	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Long-Term Debt [Abstract]
Long-Term Debt	(6) Long-Term Debt Long-term debt is summarized as follows:
May 31,
2015
Capital leases	$28
Less current portion	(28)
Long term debt (capital leases)	$-

(6) Long-Term Debt

Long-term debt is summarized as follows:

	As of August 31,
	2014	2013
Capital Leases	$88	236
Less current portion	(70)	(154)
	$18	$82

The aggregated maturities of debt as of August 31, 2014 are as follows:

2015	$70
2016	18
$88